Basis of Presentation - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Debt Instrument [Line Items]
Debt Issuance Cost	$ 30.0	$ 2.0	$ 4.0
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Unsecured Debt, Total	300.0
Long-term Debt, Fair Value	$ 309.0